8. STOCKHOLDERS' DEFICIENCY (Details-Warrants Outstanding) (Warrants, USD $)	12 Months Ended
Dec. 31, 2013
Warrants
Number of Warrants
Number of Warrants Outstanding, beginning	0
Number of Warrants Granted	754,600
Number of Warrants Exercised	(300,000)
Number of Warrants Cancelled	0
Number of Warrants Outstanding, ending	454,600
Number of Warrants Exercisable	454,600
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, beginning	0
Weighted Average Exercise Price Granted	$ 2.34
Weighted Average Exercise Price Exercised	$ 1.00
Weighted Average Exercise Price Cancelled	$ 0
Weighted Average Exercise Price Outstanding, ending	3.23
Weighted Average Exercise Price Exercisable	$ 3.23
Weighted Average Remaining Life In Years
Weighted Average Remaining Life In Years Outstanding	4 years 11 months 19 days
Weighted Average Remaining Life In Years Exercisable	4 years 11 months 19 days
Intrinsic Value
Intrinsic Value Outstanding, ending	$ 351,300
Intrinsic Value Exercisable	$ 351,300